STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 8 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share.

Our Series E preferred stock is the only class of our preferred stock that was outstanding as of December 31, 2023.  Series E preferred stock has a stated value of $20 per share, which is convertible at any time after issuance at the option of the holder, subject to a beneficial ownership limitation of 4.99% or if waived, 9.99%, into common stock based on the stated value per share divided by $4.00 per share, subject to adjustment in the event of stock splits, stock dividends or reverse splits. Holders of Series E Preferred Stock are entitled to vote together with holders of the common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99% or if waived, 9.99%. If at any time while any shares of Series E Preferred Stock remain outstanding and any triggering event contained in the Certificate of Designation for such series occurs, we shall pay, within three days, to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series E Preferred Stock.

On February 14, 2024, the sole shareholder of 86,000 shares of Series E preferred stock converted the entire balance into 28,667 shares of common stock. As of September 30, 2024, and December 31, 2023, the Company had 0 and 86,000 shares of Series E preferred stock issued and outstanding.

Preferred Stock Penalties

On March 31, 2019, we entered into certain agreements with investors pursuant to which we issued convertible preferred stock and warrants. Each of the series of preferred stock and warrants required us to reserve shares of common stock in the amount equal to two times the common stock issuable upon conversion of the preferred stock and exercise of the warrants. We did not comply in part due to our attempts to manage the Delaware tax which increases to a maximum of $200,000 as the authorized capital increases without the simultaneous increase in the number of shares outstanding. In May 2020 following stockholder approval at a special meeting the Company effected a reincorporation from Delaware to Nevada and a simultaneous increase in our authorized common stock from 31,250,000 shares to 250,000,000 shares. As of December 31, 2019, we estimated that we owed approximately $6 million in penalties (prior to any waivers of penalties) to holders of preferred stock. Subsequent to December 31, 2019, we have received waivers from a substantial number of the preferred shareholders with respect to these penalties. We have agreed to issue to the holders of Series D Preferred Stock an aggregate of 106,134 additional shares of Series D Preferred Stock (valued at $1,929,516) as consideration for the waivers. We accrued this cost during the year ended December 31, 2019. Additionally, certain holders of Series E and Series F Preferred Stock have not waived the penalties. We accrued $308,893 as of December 31, 2019, related to these Series E and Series F Preferred holders. Due to our ongoing liquidity problems, we will be required to cease operations if faced with material payment requests from investors who did not agree to waive the penalties. The total accrued penalty amount of $2,238,314 was included in accrued expenses on the balance sheet during the year ended December 31, 2019. The $1,929,516 accrual was reclassified to equity during the three months ended March 31, 2020, as a result of our issuance of the 106,134 shares of Series D Preferred Stock. As of September 30, 2024, and December 31, 2023, the remaining balance of $308,798 is included in accrued expense on the consolidated balance sheets.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share. As of September 30, 2024, and December 31, 2023, the Company had 12,184,109 and 1,433,903 shares of common stock outstanding, respectively.

Shares issued in offering

On June 6, 2024, the Company entered into securities purchase agreements with nine investors, pursuant to which the Company agreed to sell and issue an aggregate of 481,000 shares of common stock, par value $0.0001 of the Company at a purchase price of $1.00 per share for aggregate proceeds to the Company of $481,000.

Reverse Stock Split

On August 4, 2023, the Company approved a one-for-fifteen (1:15) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On August 22, 2023, the Company filed a Certificate of Change pursuant to Nevada Revised Statutes with the Nevada Secretary of State to affect a reverse stock split of the Common Stock, and the proportional decrease of the Company’s authorized shares of Common Stock at a ratio of one-for-fifteen (15). All share and per share data in the accompanying consolidated financial statements and footnotes and throughout this report has been retroactively adjusted to reflect the effects of the reverse stock split.

Shares issued for cash

On August 17, 2023, we entered into a securities purchase agreement with the investor, pursuant to which the Company agreed to sell and issue, in a registered direct offering, an aggregate of (i) 130,000 shares of common stock at a purchase price of $4.662 per Share and accompanying Warrant (2023 Warrant) and (ii) 92,222 pre-funded warrants (the “2023 Pre-Funded Warrants”) to purchase up to an aggregate of 92,222 shares of common stock  at a purchase price of $4.6062 per 2023 Pre-Funded Warrant and accompanying Warrant. Also, pursuant to securities purchase agreement, in a concurrent private placement, the Company also agreed to sell and issue to the purchaser warrants (the “2023 Warrants”) to purchase up to 222,222 shares of Common Stock. The 2023 Warrants will be exercisable as of February 21, 2024, at an exercise price of $1.287 per share and will expire five and one-half years from the date of issuance. The total aggregate cash proceeds to the Company were $785,509 net of equity issuance costs of $250,490.

On July 11, 2024, the Company and ZK International Group Co., Ltd. (“the investor”) executed an SPA for 2,000,000 shares of the Company’s common stock for $2,000,000 with an option to purchase an additional 2,000,000 shares at $1.00 per share. On September 11, 2024, the Company received $1,749,975 and issued 1,749,975 shares of Company common stock. The remaining $250,000 of the $2,000,000 purchase price will be subject to an additional closing at a later date.

Shares issued upon conversion of note payable

On February 13, 2024, the Board of Directors authorized the conversion of promissory notes, along with their associated interest and penalties to equity, connected with the original issuance of Promissory Notes issued August 17, 2022, originally in the amount of $1,111,111 and August 30, 2022, originally in the amount of $1,305,556. Additionally, the Board of Directors authorized the retirement of partial amounts of that Promissory Note debt to pay the exercise price of their associated warrants, thereby retiring the warrants. The Company issued 286,001 shares of common stock in exchange for the conversion of $523,380 of outstanding debt.

On March 27, 2024, the Company received a notice to convert the outstanding principal of the Parrut Note together with accrued interest in total of $258,714.53 into 168,414 shares of the Company’s common stock, The share value based on the grant date was $273,673, and accordingly the Company recognized a loss on conversion of $14,959.

Shares issued upon purchase of intangible assets

On February 23, 2024, the Company entered into a certain Technology License and Commercialization Agreement with GoLogiq, Inc. that supersedes and replaces in its entirety the GOLQ Agreement, as amended by the August 29 Amendment and the August 18 Amendment. Under the GOLQ Licensing Agreement, GOLQ grants the Company a worldwide, exclusive license (the “GOLQ License”) to the Company to develop its fintech technology (the “GOLQ Technology”) and sell products derived thereof, including its Createapp, Paylogiq, Gologiq, and Radix AI technology and products (the “Licensed Products”), for a term of 10 years, with automatic two (2) year renewals as further described  therein (the “Term”). In exchange with such license, the Company will issue to GOLQ such number of shares of Company common stock that represents 19.99% of the number of issued and outstanding shares of the Company common stock on the business day prior to the effective date as defined therein (the “Shares”).  Following the issuance of the Shares, GOLQ will own 16.66% of the issued and outstanding shares of the Company common stock. On February 22, 2024, the effective date, a total of 1,961,755 common shares were issued and outstanding requiring the company to initiate an issuance of 392,155 shares valued at $647,055, based on the quoted trading price on the grant date, to GOLQ per the agreement.

Shares issued for services

On April 26, 2024, the company granted a total of 180,000 fully vested shares of common stock under the 2023 Plan to consultants of the Company. The value of the fully vested shares granted was determined by the value of the stock on the quoted trading price of $1.42 and in aggregate of $255,600 and recognized as stock compensation for the six months ended June 30, 2024.

On July 11, 2024, the Company granted a total of 37,000 fully vested shares of common stock under the 2023 Plan to consultants of the Company. The value of the fully vested shares granted was determined by the value of the stock on the quoted trading price of $1.75 and in aggregate of $64,750 and recognized as stock compensation for the three months ended September 30, 2024.

On September 4, 2024 the Company agreed to grant 1,875,000 shares of fully vested common stock under the 2023 Plan to consultants of the Company. The value of the fully vested shares granted was determined by the value of the stock on the quoted trading price of $1.89 and in aggregate of $3,543,750. 1,735,000 shares have been granted as of the date of this filing, the remaining 140,000 shares will be issued at a later date upon the resolution of the consultants equity issuance blockers.

Shares issued in connection with settlement of consulting agreement

On May 29, 2024, the Company entered into a settlement agreement whereas the Company and vendor agreed to settle disputes arising from certain engagement letters signed December 5, 2022, and June 1, 2023. In exchange for vendor’s settlement, the Company issued the equivalent of $150,000 of common stock, valued at the 30-day Volume Weighted Average Price as of May 29, 2024. The Company issued 89,256 shares of common stock to the vendor and recognized $152,629 of settlement expense in the quarter ended June 30, 2024 related to the agreement.

Shares issued in connection with settlement of debt

On July 11, 2024 the Company and the 8/17/22 and 8/30/22 noteholders entered into certain Debt Settlement and Release Agreements whereas the parties have agreed to the complete conversion and waiver of any and all remaining amounts due under the 8/17/22 Notes and 8/30/22 Notes In exchange for the complete conversion, and waiver of rights, the Company has agreed to issue the noteholders an aggregate of 5,358,569 shares of common stock. The Company issued 4,139,178 of the agreed upon 5,358,569 shares of Company common stock, the remaining 1,219,391 shares will be issued at a later date upon the resolution of the Debt holder’s equity issuance blockers. The Company recognized $8,224,042 of loss on debt settlement in the quarter related to the issuance.

On September 19, 2024, the Company and the New Noteholder for the Montage Loan entered into a certain Debt Settlement and Release Agreement whereas the parties have agreed to the complete conversion and waiver of any and all remaining amounts due under the Second Montage Amendment. In exchange for the complete conversion and waiver of rights, the Company agreed to issue the new noteholder 720,000 shares of common stock. The Company recognized $879,725 of loss on debt settlement in the quarter related to the issuance.

Shares issued to employees for compensation

On July 11, 2024, the Compensation Committee and the Board of Directors approved the award of 250,000 shares of common stock of the Company to Granger Whitelaw, Chief Executive Officer, as bonus and compensation. The Company issued 250,000 shares of common stock to the vendor and recognized $439,000 of stock-based compensation expense in the quarter related to the agreement.

On September 26, 2024, the Company agreed to issue 140,187 shares of the Company’s common stock to both Miles Jennings, Chief Financial Officer, and Evan Sohn, Executive Chairman and Director, pursuant to the approval by the Board of Directors and the shareholder vote. The Company issued 280,374 shares of common stock and recognized $672,870 of stock-based compensation expense in the quarter related to the agreement.

NOTE 8 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2023, and 2022, the Company had 86,000 shares of Series E preferred stock issued and outstanding.

Our Series E preferred stock is the only class of our preferred stock that is currently outstanding.  Series E preferred stock has a stated value of $20 per share, which is convertible at any time after issuance at the option of the holder, subject to a beneficial ownership limitation of 4.99% or if waived, 9.99%, into common stock based on the stated value per share divided by $4.00 per share, subject to adjustment in the event of stock splits, stock dividends or reverse splits. Holders of Series E Preferred Stock are entitled to vote together with holders of the common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99% or if waived, 9.99%. If at any time while any shares of Series E Preferred Stock remain outstanding and any triggering event contained in the Certificate of Designation for such series occurs, we shall pay, within three days, to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series E Preferred Stock.

Preferred Stock Penalties

On March 31, 2019, we entered into certain agreements with investors pursuant to which we issued convertible preferred stock and warrants, as described above. Each of the series of preferred stock and warrants required us to reserve shares of common stock in the amount equal to two times the common stock issuable upon conversion of the preferred stock and exercise of the warrants. We did not comply in part due to our attempts to manage the Delaware tax which increases to a maximum of $200,000 as the authorized capital increases without the simultaneous increase in the number of shares outstanding. In May 2020 following stockholder approval at a special meeting the Company effected a reincorporation from Delaware to Nevada and a simultaneous increase in our authorized common stock from 31,250,000 shares to 250,000,000 shares. As of December 31, 2019, we estimated that we owed approximately $6 million in penalties (prior to any waivers of penalties) to holders of preferred stock. Subsequent to December 31, 2019, we have received waivers from a substantial number of the preferred shareholders with respect to these penalties. We have agreed to issue to the holders of Series D Preferred Stock an aggregate of 106,134 additional shares of Series D Preferred Stock (valued at $1,929,516) as consideration for the waivers. We accrued this cost during the year ended December 31, 2019. Additionally, certain holders of Series E and Series F Preferred Stock have not waived the penalties. We accrued $308,893 as of December 31, 2019, related to these Series E and Series F Preferred holders. Due to our ongoing liquidity problems, we will be required to cease operations if faced with material payment requests from investors who did not agree to waive the penalties. The total accrued penalty amount of $2,238,314 was included in accrued expenses on the balance sheet during the year ended December 31, 2019. The $1,929,516 accrual was reclassified to equity during the three months ended March 31, 2020, as a result of our issuance of the 106,134 shares of Series D Preferred Stock. As of December 31, 2023, and December 31, 2022, the remaining balance of $308,798 is included in accrued expense on the consolidated balance sheets.

Common Stock

The Company is authorized to issue 6,666,667 shares of common stock, par value $0.0001 per share. As of December 31, 2023, and December 31, 2022, the Company had 1,433,903 and 1,085,184 shares of common stock outstanding, respectively.

Reverse Stock Split

On August 4, 2023, the Company approved a one-for-fifteen (1:15) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On August 22, 2023, the Company filed a Certificate of Change pursuant to Nevada Revised Statutes with the Nevada Secretary of State to affect a reverse stock split of the Common Stock, and the proportional decrease of the Company’s authorized shares of Common Stock at a ratio of one-for-fifteen (15). All share and per share data have been retrospectively adjusted for the effects of the reserve split.

Shares Issued for Cash

On August 17, 2023, we entered into a securities purchase agreement with the investor, pursuant to which the Company agreed to sell and issue, in a registered direct offering, an aggregate of (i) 130,000 shares of common stock at a purchase price of $4.662 per Share and accompanying Warrant (2023 Warrant) and (ii) 92,222 pre-funded warrants (the “2023 Pre-Funded Warrants”) to purchase up to an aggregate of 92,222 shares of common stock at a purchase price of $4.6602 per 2023 Pre-Funded Warrant and accompanying Warrant. Additionally, pursuant to the securities purchase agreement, in a concurrent private placement, the Company also agreed to sell and issue to the purchaser warrants (the “2023 Warrants”) to purchase up to 222,222 shares of Common Stock. The 2023 Warrants will be exercisable as of February 21, 2024, at an exercise price of $2.787 per share and will expire five and one-half years from the date of issuance. The total aggregate cash proceeds to the Company were $785,509 after deduction of equity issuance costs of $250,490.

Shares issued upon exchange of common stock warrants

On January 6, 2022, upon agreement with a warrant holder, the Company issued 7,515 shares of common stock upon the exchange of 7,515 warrants. The shares were valued at approximately $473,000 based on the stock price, while the exchanged warrants had a Black-Scholes value of approximately $321,000, resulting in a loss on exchange and credit to equity of $152,244.

Restricted Stock Units

On September 18, 2020 the Company awarded to Evan Sohn, our Executive Chairman and CEO, 14,773 restricted stock units (the “RSUs”) subject to and issuable upon the listing of the Company’s common stock on the Nasdaq Capital Market or NYSE American, or any successor of the foregoing (the “Uplisting”). The RSUs will vest over a two-year period from the date of the Uplisting in equal quarterly installments on the last day of each calendar quarter, with the first portion vesting on the last day of the calendar quarter during which the Uplisting takes place, subject to Mr. Sohn serving as an executive officer of the Company on each applicable vesting date, provided that the RSUs shall vest in full immediately upon the termination of Mr. Sohn’s employment by the Company without Cause (as defined in the Employment Agreement). The RSU award has been valued at $1,662,000 and compensation expense will be recorded over the estimated vesting period. We recognized compensation expense of $152,143 and $595,343 during the years ended December 31, 2023 and 2022. The shares began vesting on June 30, 2021, the quarter the Uplisting occurred.

On February 2, 2022, 500 RSUs vested and 500 were issued to a vendor for services related to a 2021 agreement. The Company expensed the remaining $27,000 in 2022 as the service period expired.

During the three months ended March 31, 2022, 2,133 RSUs were granted to vendors for services. 1,467 RSUs vested immediately and were issued as common stock to the vendor, and the remaining 667 were issued in May 2022. The total 2,133 RSUs were valued at $93,120 and were expensed as of March 31, 2022, based on the service period in the contract.

During the three months ended June 30, 2022, 4,255 RSUs were granted to vendors for services. 3,755 RSUs have vested and were issued as common stock to the vendors, and the remaining 500 were vested and issuable as of June 30, 2022. The total 4,255 RSUs were valued at $100,020.

During the three months ended September 30, 2022, no RSUs were granted to vendors for services. 500 RSUs were vested and issuable as of September 30, 2022, related to RSUs granted in prior periods.

During the year ended December 31, 2022, 6,388 RSUs were granted to vendors for services in total. 5,888 RSUs vested immediately and were issued as common stock to the vendors, and the remaining 500 were vested and issuable as of December 31, 2022. The 6,388 RSUs were valued at $193,140 and were expensed as of December 31, 2022, based on the service period in the contract. Total expense for RSUs for the years ended December 31, 2023, and 2022 was $152,143 and $1,052,865, respectively.

Restricted stock grant activity for the two years ended December 31, 2023 is as follows:

Stock Awards
Outstanding at December 31, 2021	9,733
Granted	6,388
Vested	(5,888)
Vested and issuable	(500)
Forfeited or cancelled	-
Outstanding at December 31, 2022	9,733
Granted	-
Vested and issued	(7,387)
Vested and issuable	(2,346)
Forfeited or cancelled	-
Outstanding at December 31, 2023	-